UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2023

Item 1. Reports to Stockholders.

(a)

CornerCap Fundametrics® Large-Cap ETF

Ticker: FUNL

SEMI ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 2023

CornerCap Fundametrics® Large-Cap ETF

Expense Example (Unaudited)

September 30, 2023

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)

Actual Fund Return	$1,000.00	$1,013.60	$2.52
Hypothetical 5% Return	1,000.00	1,022.55	2.53

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 183/366. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

CornerCap Fundametrics® Large-Cap ETF

Allocation of Portfolio Holdings (Unaudited)

September 30, 2023

(Calculated as a percentage of Total Investments)

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited)

September 30, 2023

Security	Shares	Value
Common Stocks — 98.7%
Advertising — 0.4%
Interpublic Group of Cos., Inc.	20,022	$573,831
Total Advertising		573,831
Aerospace/Defense — 2.2%
General Dynamics Corp.	5,544	1,225,057
L3Harris Technologies, Inc.	6,847	1,192,200
Lockheed Martin Corp.	2,899	1,185,575
Total Aerospace/Defense		3,602,832
Agriculture — 1.8%
Altria Group, Inc.	29,807	1,253,384
Archer-Daniels-Midland Co.	7,971	601,173
Philip Morris International, Inc.	12,225	1,131,791
Total Agriculture		2,986,348
Auto Manufacturers — 1.8%
Aptiv Plc (a)	11,640	1,147,588
Cummins, Inc.	5,210	1,190,276
General Motors Co.	19,315	636,816
Total Auto Manufacturers		2,974,680
Banks — 6.9%
Bank of America Corp.	41,614	1,139,391
Citigroup, Inc.	36,840	1,515,229
Fifth Third Bancorp	46,117	1,168,144
JPMorgan Chase & Co.	17,414	2,525,378
M&T Bank Corp. (b)	10,264	1,297,883
Regions Financial Corp.	66,799	1,148,943
State Street Corp.	16,538	1,107,384
US Bancorp	33,831	1,118,453
Total Banks		11,020,805
Biotechnology — 1.1%
Gilead Sciences, Inc.	15,653	1,173,036
Royalty Pharma Plc, Class A	21,491	583,266
Total Biotechnology		1,756,302
Building Materials — 0.4%
Masco Corp.	11,342	606,230
Total Building Materials		606,230

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

September 30, 2023

Security	Shares	Value
Chemicals — 1.7%
Ecolab, Inc.	7,177	$1,215,783
FMC Corp.	6,079	407,111
PPG Industries, Inc.	9,082	1,178,844
Total Chemicals		2,801,738
Commercial Services — 1.9%
Block, Inc., Class A (a)	13,900	615,214
Global Payments, Inc.	11,141	1,285,560
PayPal Holdings, Inc. (a)	20,444	1,195,156
Total Commercial Services		3,095,930
Computers — 3.3%
EPAM Systems, Inc. (a)(b)	5,663	1,447,972
Fortinet, Inc. (a)	10,887	638,849
International Business Machines Corp.	4,799	673,300
Leidos Holdings, Inc.	15,159	1,397,053
NetApp, Inc.	15,587	1,182,742
Total Computers		5,339,916
Diversified Financial Services — 2.8%
American Express Co.	4,137	617,199
CME Group, Inc.	7,097	1,420,962
Discover Financial Services	6,312	546,809
LPL Financial Holdings, Inc.	2,745	652,349
Visa, Inc., Class A (b)	5,840	1,343,258
Total Diversified Financial Services		4,580,577
Electric — 5.7%
Ameren Corp.	13,918	1,041,484
CenterPoint Energy, Inc.	23,683	635,889
CMS Energy Corp. (b)	9,352	496,685
DTE Energy Co.	10,890	1,081,159
Edison International	8,930	565,180
Emerson Electric Co.	12,891	1,244,884
Fortive Corp.	16,761	1,242,996
Mettler-Toledo International, Inc. (a)	570	631,600
NextEra Energy, Inc.	28,287	1,620,561
Public Service Enterprise Group, Inc.	10,880	619,181
Total Electric		9,179,619

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

September 30, 2023

Security	Shares	Value
Food — 2.2%
Campbell Soup Co. (b)	11,106	$456,234
General Mills, Inc.	8,602	550,442
Hershey Co/The	6,155	1,231,492
Kraft Heinz Co/The	37,908	1,275,226
Total Food		3,513,394
Health Care Services — 6.9%
Baxter International, Inc. (b)	15,960	602,330
Centene Corp. (a)	19,320	1,330,762
Elevance Health, Inc.	2,572	1,119,900
HCA Healthcare, Inc.	4,963	1,220,799
Hologic, Inc. (a)	17,254	1,197,428
Humana, Inc.	1,491	725,401
IDEXX Laboratories, Inc. (a)(b)	1,300	568,451
Molina Healthcare, Inc. (a)	4,034	1,322,708
UnitedHealth Group, Inc.	2,619	1,320,474
Universal Health Services, Inc., Class B	8,640	1,086,307
Zimmer Biomet Holdings, Inc.	5,342	599,479
Total Health Care Services		11,094,039
Household Products/Wares — 1.5%
Clorox Co.	9,405	1,232,619
Kimberly-Clark Corp.	10,273	1,241,492
Total Household Products/Wares		2,474,111
Insurance — 5.6%
Chubb Ltd.	6,508	1,354,835
Everest Re Group Ltd.	3,639	1,352,507
Fidelity National Financial, Inc. (b)	30,356	1,253,703
Hartford Financial Services Group Inc/The	18,603	1,319,139
MetLife, Inc.	20,115	1,265,435
Travelers Cos, Inc./The	4,020	656,506
W R Berkley Corp.	10,872	690,263
Willis Towers Watson Plc	6,037	1,261,492
Total Insurance		9,153,880

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

September 30, 2023

Security	Shares	Value
Internet — 6.9%
Airbnb, Inc., Class A (a)(b)	5,085	$697,713
Alphabet, Inc., Class A (a)	9,754	1,276,408
Booking Holdings, Inc. (a)	433	1,335,350
eBay, Inc.	27,572	1,215,649
Expedia Group, Inc. (a)	11,885	1,224,987
Meta Platforms, Inc., Class A (a)	8,772	2,633,443
Palo Alto Networks, Inc. (a)(b)	5,676	1,330,681
VeriSign, Inc. (a)	6,341	1,284,243
Total Internet		10,998,474
Machinery — 1.7%
Caterpillar, Inc.	5,360	1,463,280
Dover Corp.	9,291	1,296,187
Total Machinery		2,759,467
Media — 1.4%
Fox Corp., Class A	19,485	607,932
Walt Disney Co/The (a)	20,254	1,641,587
Total Media		2,249,519
Mining — 0.7%
Newmont Corp.	31,958	1,180,848
Total Mining		1,180,848
Miscellaneous Manufacturing — 2.7%
3M Co.	11,433	1,070,357
Carlisle Cos, Inc.	2,567	665,520
Parker-Hannifin Corp.	3,169	1,234,389
Textron, Inc.	18,551	1,449,576
Total Miscellaneous Manufacturing		4,419,842
Oil and Gas — 5.8%
Chevron Corp.	7,259	1,224,013
Coterra Energy, Inc. (b)	46,700	1,263,235
Devon Energy Corp.	26,771	1,276,977
Exxon Mobil Corp.	32,064	3,770,084
NiSource, Inc.	21,683	535,136
Phillips 66	11,431	1,373,435
Total Oil and Gas		9,442,880
Packaging and Containers — 0.4%
Amcor plc	68,539	627,817
Total Packaging and Containers		627,817

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

September 30, 2023

Security	Shares	Value
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	34,865	$2,023,565
Cigna Group/The	4,336	1,240,400
CVS Health Corp.	24,608	1,718,131
Johnson & Johnson	22,016	3,428,991
Merck & Co., Inc.	12,591	1,296,243
Pfizer, Inc.	38,302	1,270,477
Total Pharmaceuticals		10,977,807
Pipelines — 0.7%
Kinder Morgan, Inc.	71,036	1,177,777
Total Pipelines		1,177,777
Real Estate Investment Trusts (REITs) — 4.5%
Agree Realty Corp.	4,725	261,009
American Homes 4 Rent, Class A (b)	8,963	301,963
Crown Castle International Corp.	3,718	342,168
CubeSmart	8,129	309,959
Equity Residential	5,232	307,171
Essex Property Trust, Inc.	1,456	308,803
First Industrial Realty Trust, Inc.	11,580	551,092
Gaming and Leisure Properties, Inc. (b)	6,500	296,075
Host Hotels & Resorts, Inc.	39,881	640,888
Invitation Homes, Inc.	18,078	572,892
Kimco Realty Corp.	16,159	284,237
Lamar Advertising Co., Class A	6,377	532,288
Mid-America Apartment Communities, Inc.	4,689	603,240
NNN REIT, Inc.	16,954	599,154
Realty Income Corp.	5,376	268,477
SBA Communications Corp., Class A	2,731	546,664
STAG Industrial, Inc. (b)	18,006	621,387
Total Real Estate Investment Trusts (REITs)		7,347,467
Retail — 3.5%
Best Buy Co., Inc.	8,426	585,354
Home Depot Inc/The	4,235	1,279,648
Target Corp.	10,478	1,158,552
Ulta Beauty, Inc. (a)	1,462	583,996
Walgreens Boots Alliance, Inc. (b)	32,260	717,462
Walmart, Inc.	8,244	1,318,464
Total Retail		5,643,476

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

September 30, 2023

Security	Shares	Value
Semiconductors — 2.1%
Intel Corp.	37,622	$1,337,462
NXP Semiconductors NV	3,312	662,135
Skyworks Solutions, Inc.	13,760	1,356,599
Total Semiconductors		3,356,196
Software — 8.8%
Activision Blizzard, Inc.	7,745	725,164
Adobe, Inc. (a)	2,557	1,303,814
Autodesk, Inc. (a)	6,755	1,397,677
Dynatrace, Inc. (a)	12,425	580,620
Electronic Arts, Inc.	10,660	1,283,464
Fidelity National Information Services, Inc.	22,478	1,242,359
MSCI, Inc.	2,585	1,326,312
Paycom Software, Inc. (b)	4,475	1,160,233
PTC, Inc. (a)(b)	4,931	698,624
Salesforce, Inc. (a)	6,461	1,310,162
ServiceNow, Inc. (a)	1,441	805,461
VMware, Inc., Class A (a)	10,033	1,670,295
Zoom Video Communications, Inc. - Class A (a)	9,508	664,990
Total Software		14,169,175
Telecommunications — 3.4%
AT&T, Inc.	90,931	1,365,784
Cisco Systems, Inc.	54,305	2,919,436
T-Mobile US, Inc. (a)	8,771	1,228,379
Total Telecommunications		5,513,599
Transportation — 2.8%
CSX Corp.	38,349	1,179,232
Delta Air Lines, Inc.	35,963	1,330,631
FedEx Corp.	5,494	1,455,470
United Airlines Holdings, Inc. (a)	14,425	610,178
Total Transportation		4,575,511
Water — 0.3%
American Water Works Co, Inc.	4,299	532,345
Total Water		532,345
Total Common Stocks (Cost — $161,346,107)		159,726,432

Short-Term Investment — 1.2%
First American Government Obligations Fund - Class X - 5.26% (c)	1,996,504	1,996,504
Total Short-Term Investment (Cost — $1,996,504)		1,996,504

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Unaudited) (Continued)

September 30, 2023

Security	Shares	Value
Collateral for Securities on Loan — 5.5%
Mount Vernon Liquid Assets Portfolio LLC, 5.50% (c)	9,424,484	$9,424,484
Total Collateral for Securities on Loan (Cost — $9,424,484)		9,424,484

Total Investments — 105.7% (Cost — $172,767,095)		171,147,420
Liabilities in Excess of Other Assets — (5.7)%		(9,163,307)
Total Net Assets — 100.0%		$161,984,113

MSCI Morgan Stanley Capital International

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The rate shown represents the seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statement of Assets and Liabilities (Unaudited)

September 30, 2023

Assets:
Investments in securities at value (cost $172,767,095)	$171,147,420	*
Receivables:
Fund shares sold	1,006,659
Dividends and interest	243,467
Securities lending income	1,649
Total assets	172,399,195

Liabilities:
Payables:
Investment securities purchased	965,896
Collateral on securities loaned	9,424,484
Due to Investment Adviser	24,702
Total liabilities	10,415,082

Net Assets	$161,984,113

Components of Net Assets:
Paid-in capital	$166,004,593
Total accumulated loss	(4,020,480)
Net Assets	$161,984,113

Net Assets	$161,984,113
Shares Outstanding (unlimited number of shares authorized, no par value)	4,845,000
Net asset value, offering and redemption price per share	$33.43

* Includes loaned securities with market value totaling $9,224,022

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2023

Investment Income:
Dividend income (Net of foreign tax of $989)	$1,865,330
Interest income	60,051
Income from securities lending	14,154
Total investment income	1,939,535

Expenses:
Advisory fees	397,850
Total expenses	397,850

Net investment income	1,541,685

Realized and Unrealized Gain on Investments and In-Kind Redemptions
Net realized gain (loss) on:
Investments	(2,331,136)
In-Kind Redemptions	4,951,517
Net realized gain	2,620,381
Net change in unrealized appreciation/depreciation on investments	(2,340,109)
Net realized and unrealized gain on investments and in-kind redemptions	280,272

Net Increase in Net Assets Resulting from Operations	$1,821,957

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Operations:
Net investment income	$1,541,685	$2,794,899
Net realized gain on investments and in-kind redemptions	2,620,381	340,481
Net change in unrealized appreciation/depreciation on investments	(2,340,109)	(8,464,823)
Net increase (decrease) in net assets resulting from operations	1,821,957	(5,329,443)

Distributions to shareholders:	—	(2,553,317)
Decrease in net assets from distributions to shareholders	—	(2,553,317)

Capital Transactions:
Proceeds from shares sold	28,356,656	66,135,427
Cost of shares repurchased	(20,578,683)	(31,241,925)
Net increase in net assets from capital transactions	7,777,973	34,893,502
Total Increase in Net Assets	9,599,930	27,010,742

Net Assets:
Beginning of period	152,384,183	125,373,441
End of period	$161,984,113	$152,384,183

Capital Share Transactions:
Shares sold	840,000	2,010,000
Shares repurchased	(615,000)	(945,000)
Net increase in shares outstanding	225,000	1,065,000

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Financial Highlights

For a capital share outstanding throughout each period:

	For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Net Asset Value, Beginning of Period	$32.98		$35.27	$31.96	$25.00

Income from Investment Operations:
Net investment income (1)	0.33		0.68	0.57	0.33
Net realized and unrealized gain (loss) on investments	0.12		(2.37)	3.28	6.76
Total Gain (Loss) from Investment Operations	0.45		(1.69)	3.85	7.09

Less Distributions:
Net investment income	—		(0.60)	(0.54)	(0.13)
Net realized gain on investments	—		—	0.00 ^	—
Total Distributions	0.00		(0.60)	(0.54)	(0.13)

Net Asset Value, End of Period	$33.43		$32.98	$35.27	$31.96

Total Return	1.36	%(2)	(4.79%)	12.11%	28.41	%(2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$161,984		$152,384	$125,373	$96,835
Ratio of expenses to average net assets	0.50	%(3)	0.50%	0.50%	0.50	%(3)
Ratio of net investment income to average net assets	1.94	%(3)	2.05%	1.68%	1.89	%(3)
Portfolio turnover rate (4)	25	%(2)	60%	26%	6	%(2)

*	Commencement of operations on August 19, 2020. ^ Amount is less than $0.01 per share.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited)

September 30, 2023

Note 1 – Organization

CornerCap Fundametrics® Large-Cap ETF (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. CornerCap Investment Counsel, Inc. (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was August 19, 2020. The investment objective of the Fund seeks long-term capital appreciation.

At a meeting held on May 31 and June 1, 2023, the Board of Trustees approved the reorganization of the Fund into a newly created series of Advisor Managed Portfolios also called the CornerCap Fundametrics® Large-Cap ETF (the “Acquiring Fund”). The Acquiring Fund has the same investment objective, investment strategies, and fundamental investment restrictions as the Fund. In addition, the Adviser is the investment adviser to the Acquiring Fund, and the Acquiring Fund has the same portfolio managers as the Fund. The reorganization is expected to be a tax-free reorganization for federal income tax purposes. The reorganization is currently expected to occur on or around January 19, 2024.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

(a)  Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2023:

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$159,726,432	$—	$—	$159,726,432
Short-Term Investment	1,996,504	—	—	1,996,504
Collateral for Securities on Loan	9,424,484	—	—	9,424,484
Total	$171,147,420	$—	$—	$171,147,420

See the Schedule of Investments for further detail of investment classifications.

(b)    Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The Advisor pays any Trust-level expenses allocated to the Fund.

(c)  Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)   Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)   REIT distribution – The character of distributions received from Real Estate Investment Trusts (‘’REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. Additionally, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended September 30, 2023, were as follows:

Purchases	$70,146,260
Sales	$60,248,762

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended September 30, 2023, were as follows:

Purchases In-Kind	$7,738,523
Sales In-Kind	$20,522,363

Note 5 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

Note 6 – Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the organizational changes disclosed in note 1.

Note 7 – Federal Income Tax Information

At March 31, 2023, the components of accumulated earnings for income tax purposes were as follows:

Tax Cost of Investments	$164,924,073
Unrealized Appreciation	10,724,346
Unrealized Depreciation	(10,217,568)
Net Unrealized Appreciation on Investments	506,778
Undistributed Ordinary Income	754,646
Other Accumulated Gain/(Loss)	(7,103,861)
Total Accumulated Loss	$(5,842,437)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and unreversed inclusions from Passive Foreign Investment Companies.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. In this Fund the reclass is due to redemption in kind tax adjustments. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2023, permanent differences in book and tax accounting have been reclassified to capital, and accumulated earnings as follows:

Accumulated Losses	Paid In Capital
$ (6,116,066)	$ 6,116,066

The tax character of distributions paid during the six months ended September 30, 2023 and year ended March 31, 2023 were as follows:

Distributions Paid From:	Six Months Ended September 30, 2023	Year Ended March 31, 2023
Ordinary Income	$—	$2,553,317
Long Term Capital Gain	—	—
Total Distributions Paid	$—	$2,553,317

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of March 31, 2023, the Fund had no late-year or post-October losses.

At March 31, 2023, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$ 5,149,983	$ 1,953,878	$ 7,103,861

Note 8 – Securities Lending

The Fund may lend up to 33 1/3% of the securities in its portfolio to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of the securities loaned. The Fund has the right under the terms of the lending agreement to recall the securities from the borrower on demand.

The borrower of any securities will pay the Fund any accrued income while the securities are on loan. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund's Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities.

There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result the Fund may lose money.

The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower's failure to pay or perform), the right to net a third party borrower's rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2023

As of September 30, 2023, the Fund had equity securities on loan with a market value of $9,224,022 and collateral value of $9,424,484 which are presented gross on the Statement of Assets and Liabilities. The fees and interest income earned through the securities lending program are reflected in the Statement of Operations.

CornerCap Fundametrics® Large-Cap ETF

Additional Information (Unaudited)

September 30, 2023

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-800-617-0004 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund’s Board has designated a Liquidity Risk Committee ("Committee") of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund's liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders' interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund's investments, limiting the amount of the Fund's illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means.

The Fund’s Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No liquidity events impacting the Fund were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing each Fund's liquidity risk.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.cornercapfunl-etf.com.

Approval of Investment Advisory Agreement

At a meeting held on May 31 and June 1, 2023, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the investment advisory agreement (“Advisory Agreement”) with CornerCap Investment Counsel, Inc. (“Adviser”) for the CornerCap Fundametrics Large-Cap ETF (“Fund”).

CornerCap Fundametrics® Large-Cap ETF

Additional Information (Unaudited) (Continued)

September 30, 2023

Ahead of the May meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the year it met with representatives of the Adviser to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer group average/median and benchmark, and performed in-line with its comparable composite for the one-year period as of March 31, 2023.

CornerCap Fundametrics® Large-Cap ETF

Additional Information (Unaudited) (Continued)

September 30, 2023

●	The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Fund has a unitary fee under which the Adviser pays all fees to its service providers. The Board noted that the Fund’s advisory fee and net expense ratio was lower than its peer group median/average. After reviewing the materials that were provided, the Trustees concluded that the fee to be received by the Adviser was fair and reasonable.

●	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to the unitary fee model would keep the net expense ratio of the Fund fixed. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to The Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

CornerCap Investment Counsel, Inc.

The Peachtree, Suite 1700, 1355 Peachtree Street NE

Atlanta, GA 30309

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Russell B. Simon
Russell B. Simon, President

Date      12/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, President

Date       12/8/2023

By /s/ Eric T. McCormick
Eric T. McCormick, Treasurer

Date         12/8/2023